13. Stock Based Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
John Pavlish [Member]
Compensation expense	$ 163,885	$ 113,794	$ 491,652	$ 341,383	$ 480,218	$ 56,898
Nick Lentz [Member]
Compensation expense	$ 11,724	$ 11,724	$ 35,172	$ 31,272	46,907
Chris Greenberg, Jay Rifkin and Brian Johnson [Member]
Compensation expense					20,605
Jay Rifkin and Brian Johnson [Member]
Compensation expense					74,991
Keith McGee [Member]
Compensation expense					24,050
James Trettel And Marc Sylvester [Member]
Compensation expense					122,690
Richard Gross [Member]
Compensation expense					$ 19,626